Trade and other payables (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables disclosure [Abstract]
Trade payables	$ 41,057,000	$ 23,595,000
Accrued expenses	107,194,000	65,705,000
Social security costs and other taxes	1,483,000	936,000
Trade and other payables	149,734,000	90,236,000
Non-current liability	0	21,382,000
Metreleptin [Member]
Trade and other payables disclosure [Abstract]
Non-current liability	$ 21,348,000	$ 21,382,000